Commitments and Contingencies - Weighted average and cash flow information (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Weighted average lease term, operating leases	9 months 18 days
Weighted average lease term, finance leases	9 months 18 days		1 year 6 months
Weighted average discount rate, operating leases	8.95%		8.95%
Weighted average discount rate, finance leases	18.71%		18.71%
Operating cash flows paid for operating leases	$ 908	$ 885	$ 1,184	$ 689
Financing cash flows paid for finance leases	$ 1,128	$ 1,128	$ 1,504	773
Non-cash activity: Lease liabilities arising from obtaining right-of-use assets				$ 107